Reserves (Details) - Schedule of foreign currency reserve - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule of Foreign Currency Reserve [Abstract]
Balance at the beginning of the period
Movement in the value of foreign subsidiary losses and intercompany loan balances	7,347
Balance at the end of the period	$ 7,347